2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company's financial instruments measured at fair value (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Level I, Derivative Liability
Level I, Marketable Securities	152,000	38,000
Level II, Derivative Liability	40,000
Level II, Marketable Securities
Level III, Derivative Liability
Level III, Marketable Securities
Total Level I	152,000	38,000
Total Level II	40,000
Total Level III